Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Due from banks, non-interest-bearing	$ 1,978,000	$ 345,000
Due from banks, interest-bearing	51,569,000	62,644,000
Cash and cash equivalents	53,547,000	62,989,000
Investment in interest-earning time deposits	912,000	912,000
Investment securities available for sale	882,000	1,666,000
Loans held for sale	60,956,000	64,281,000
Loans receivable, net of allowance for credit losses (2025 $6,166; 2024 $6,476)	540,698,000	534,693,000
Accrued interest receivable	3,789,000	3,961,000
Investment in Federal Home Loan Bank stock, at cost	291,000	2,214,000
Bank-owned life insurance	4,575,000	4,447,000
Premises and equipment, net	1,540,000	1,626,000
Goodwill	515,000	515,000
Other intangible, net of accumulated amortization	28,000	77,000
Other real estate owned, net	360,000	0
Prepaid expenses and other assets	7,760,000	7,787,000
Total Assets	675,853,000	685,168,000
Liabilities
Non-interest bearing	65,665,000	59,783,000
Interest-bearing	531,613,000	493,469,000
Total deposits	597,278,000	553,252,000
Federal Home Loan Bank borrowings	0	47,855,000
Senior debt, net of amortized costs	9,619,000	0
Subordinated debt	8,000,000	22,000,000
Accrued interest payable	1,086,000	937,000
Advances from borrowers for taxes and insurance	2,643,000	3,122,000
Accrued expenses and other liabilities	4,898,000	5,385,000
Total Liabilities	623,524,000	632,551,000
Stockholders’ Equity
Preferred stock – $0.01 par value, 1,000,000 shares authorized; none issued or outstanding	0	0
Common stock – $0.01 par value; 9,000,000 shares authorized; 3,108,993 issued as of both December 31, 2025 and 2024; 2,637,978 and 2,626,535 outstanding at December 31, 2025 and 2024, respectively	31,000	31,000
Additional paid-in capital	23,199,000	22,976,000
Treasury stock, at cost: 471,015 and 482,458 shares at and December 31, 2025 and 2024, respectively	(3,530,000)	(3,588,000)
Accumulated other comprehensive income	3,000	0
Retained earnings	32,626,000	33,198,000
Total Stockholders’ Equity	52,329,000	52,617,000
Total Liabilities and Stockholders’ Equity	$ 675,853,000	$ 685,168,000